Annual Total Returns - BLACKROCK 40/60 TARGET ALLOCATION FUND (Class K) [BarChart] - Class K - BLACKROCK 40/60 TARGET ALLOCATION FUND - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.31%)
Annual Return 2012	13.09%
Annual Return 2013	18.65%
Annual Return 2014	6.67%
Annual Return 2015	0.78%
Annual Return 2016	4.42%
Annual Return 2017	11.68%
Annual Return 2018	(3.70%)
Annual Return 2019	16.66%
Annual Return 2020	14.66%